Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,044)	$ (980)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	3,826	3,483
Amortization of debt issuance costs	60	50
Compensation costs - stock options	1	4
Provision for losses on accounts receivable	56	32
Change in operating assets and liabilities:
Accounts receivable	1,572	(1,226)
Unbilled membership dues receivable	32	(21)
Inventories	(201)	(356)
Prepaid expenses	56	(176)
Other assets, net	91	0
Accounts payable	(1,359)	663
Accrued payroll and other compensation	288	192
Accrued taxes	(104)	35
Deferred membership dues revenue	(200)	280
Other liabilities and accrued expenses	281	279
Net cash provided by operating activities	2,355	2,259
Cash flows from investing activities:
Capital expenditures	3,897	6,393
Net cash used in investing activities	(3,897)	(6,393)
Cash flows from financing activities:
Proceeds under New Term Loam facility	0	31,000
Principal payments on term loan facilities	(563)	(21,014)
Principal payments on finance lease obligations	(143)	(167)
Borrowings under line of credit facility	1,650	1,550
Payments of debt issuance costs	0	(277)
Net cash used in financing activities	944	11,234
Increase (decrease) in cash, cash equivalents and restricted cash	(598)	7,100
Cash, cash equivalents and restricted cash at beginning of year	12,050	4,950
Cash, cash equivalents and restricted cash at end of year	11,452	12,050
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	21	168
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	323	427
Finance lease obligations incurred	443	0
Cash paid during the year for interest	2,009	1,313
Cash paid during the year for income taxes	162	58
Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from subsidiary private placement offering	$ 0	$ 142